File No. 333-277203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3	[X]
(Check Appropriate Box or Boxes)

AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Insurance Company)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Insurance Company’s Principal Offices) (Zip Code)
Insurance Company’s Telephone Number, including Area Code: (800) 871-2000

Trina Sandoval, Esq.
American General Life Insurance Company
21650 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐  immediately upon filing pursuant to paragraph (b)
☐  on December 16, 2024 pursuant to paragraph (b)
☒  60 days after filing pursuant to paragraph (a)(1)
☐  on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Acton (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
☒  Insurance Company relying on Rule 12h-7 under the Exchange Act
☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

SUPPLEMENT DATED DECEMBER 16, 2024

TO THE PROSPECTUS DATED DECEMBER 16, 2024

AMERICAN GENERAL LIFE INSURANCE COMPANY

Corebridge MarketLock® Annuity

This Supplement updates certain information in the above-referenced Prospectus (the “Prospectus”). The terms used in this Supplement have the same meaning as in the Prospectus. This Supplement must be used in conjunction with the Prospectus. If you need a copy of the current Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.corebridgefinancial.com/rila-documents.

This Supplement updates the Current Buffer Rates for Strategy Account Options with Lock Upside Parameters under the column titled “Current Buffer Rate (if held until Term End Date)” listed in the tables under “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” in the Prospectus, no other changes have been made. The Lock Buffer Rates listed below apply to contracts with a Contract Issue Date on or after December 16, 2024.

Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)	Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)	Availability of Performance Capture
3-Year Strategy Account Options With Lock Upside Parameter
S&P 500®	Market Index	3-Year	Point-to-Point Lock 30%	10% Current Lock Buffer Rate; 1% Minimum Lock Buffer Rate	N/A	N/A
S&P 500®	Market Index	3-Year	Point-to-Point Lock 40%	10% Current Lock Buffer Rate; 1% Minimum Lock Buffer Rate	N/A	N/A
S&P 500®	Market Index	3-Year	Point-to-Point Lock 50%	10% Current Lock Buffer Rate; 1% Minimum Lock Buffer Rate	N/A	N/A
6-Year Strategy Account Options With Lock Upside Parameter
S&P 500®	Market Index	6-Year	Point-to-Point Lock 50%	10% Current Lock Buffer Rate; 1% Minimum Lock Buffer Rate	N/A	N/A
S&P 500®	Market Index	6-Year	Point-to-Point Lock 75%	10% Current Lock Buffer Rate; 1% Minimum Lock Buffer Rate	N/A	N/A
S&P 500®	Market Index	6-Year	Point-to-Point Lock 100%	10% Current Lock Buffer Rate; 1% Minimum Lock Buffer Rate	N/A	N/A

1.

Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return Index.

2.

If your Strategy Account Option utilizes a “Point-to-Point” crediting method, the calculation will be based on two Index Values. The Index Change will be calculated using the Index Value on the Term Start Date and Term End Date (unless you exercise a Performance Capture or Lock Threshold is met). The use of a Point-to-Point crediting method results in your Index Credit Rate being calculated at a single point in time, even for a Strategy Account Option with a multi-year Term.

PART A — PROSPECTUS

Incorporated by reference to Post-Effective Amendment No. 2 (File No. 333-277203) filed on December 13, 2024.

PART B — STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Post-Effective Amendment No. 2 (File No. 333-277203) filed on December 13, 2024.

Part C — Other Information
Item 27.  Exhibits

Exhibit Number	Description	Location
(a)	Board of Directors Resolution	Not Applicable
(b)	Custodian Agreements	Not Applicable
(c)(1)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 17 to Form N-4, File Nos. 333-185790 and 811-09003, filed on April 25, 2019.
(c)(2)	Amendment No. 2 to Distribution Agreement by and between American General Life Insurance Company and Corebridge Capital Services, Inc.	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(c)(3)	Selling Agreement	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(1)	AGL Index Linked Variable Annuity Contract ICC24-AG-811 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(2)	AGL Index Linked Variable Annuity Contract Data Page ICC24-AG-811-DP (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(3)	AGL Buffer with Cap Strategy Account Option(s) Rider ICC24-AGE-8116 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(4)	AGL Buffer with Cap Strategy Account Option(s) Rider ICC24-AGE-8116 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(5)	AGL Buffer with Trigger Strategy Account Option(s) Rider ICC24-AGE-8119 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(6)	AGL Buffer Dual Direction with Cap Strategy Account Option(s) Rider ICC24-AGE-8120 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(7)	AGL Lock with Buffer Strategy Account Option(s) Rider ICC24-AGE-8124 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(8)	AGL Buffer with Participation Strategy Account Option(s) Rider ICC24-AGE-8125 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(9)	AGL Performance Capture Rider ICC24-AGE-8121 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(10)	AGL Optional Return of Purchase Payment Death Benefit Rider ICC24-AGE-8117 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(11)	AGL Terminal Illness Rider ICC24-AGE-8007 (8/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(d)(12)	AGL Extended Care Rider ICC24-AGE-8008 (8/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(e)(1)	AGL Individual Registered Index-Linked Annuity Application ICC24-AGA-228 (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(e)(2)	AGL Individual Registered Index-Linked Annuity Application ICC24-AGA-228E (5/24)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1, File No. 333-277203, filed on September 18, 2024.
(f)(1)	Articles of Incorporation and all Amendments for American General Life Insurance Company	Incorporated by reference to Initial Registration Statement on Form S-1, filed on February 21, 2024.
(f)(2)	Bylaws of American General Life Insurance Company, restated as of June 8, 2005	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46 to Form N-6, File Nos. 333-43264 and 811-08561, filed on August 12, 2005.
(g)	Reinsurance Contract	Not Applicable

Exhibit Number	Description	Location
(h)	Participation Agreements	Not Applicable
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion and Consent of Counsel	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4, File No. 333-277203, filed on December 13, 2024.
(l)	Consent of Independent Registered Public Accounting Firm	Filed Herewith
(m)	Financial Statements Omitted	None
(n)	Initial Capital Agreement	Not Applicable
(o)	Form of Initial Summary Prospectus	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, File No. 333-277203, filed on October 15, 2024.
(p)	Power of Attorney — American General Life Insurance Company Directors	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, File No. 333-277203, filed on October 15, 2024
(q)	Letter Regarding Change in Certifying Accountant	Not Applicable
(r)	Historical Current Limits on Index Gains	Not Applicable
Item 28. Directors and Officers of the Insurance Company
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2727-A Allen Parkway, 3-D1, Houston, TX 77019, unless otherwise noted.
Names, Positions and Offices Held with the Insurance Company
Christopher B. Smith (8)	Director, Chairman of the Board and President
Christopher P. Filiaggi (8)	Director, Senior Vice President and Chief Financial Officer
Timothy M. Heslin	Director, President, Life US
Jonathan J. Novak (1)	Director, President, Institutional Markets
Bryan A. Pinsky (2)	Director, President, Individual Retirement
Lisa M. Longino (8)	Director, Executive Vice President and Chief Investment Officer
David Ditillo (6)	Director, Executive Vice President and Chief Information Officer
Emily W. Gingrich (5)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Terri N. Fiedler (3)	Director
Elizabeth B. Cropper (8)	Executive Vice President and Chief Human Resources Officer
John P. Byrne III (3)	President, Financial Distributor
Steven D. (“Doug”) Caldwell, Jr. (5)	Executive Vice President and Chief Risk Officer
Christina M. Haley (2)	Senior Vice President, Product Filing
Frank A. Kophamel	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Eric G. Tarnow	Senior Vice President, Life Products
Mallary L. Reznik (2)	Senior Vice President, General Counsel and Assistant Secretary
Farhad Mian (8)	Senior Vice President and Deputy Investment Officer
Brigitte K. Lenz	Vice President and Controller
Jennifer A. Roth (2)	Vice President and Chief Compliance Officer, and 38a-1 Compliance Officer
Justin J. W. Caulfield (5)	Vice President and Treasurer
Julie Cotton Hearne (3)	Vice President and Corporate Secretary
Margaret Chih	Vice President and Tax Officer
Daniel R. Cricks	Vice President and Tax Officer
Angel R. Ramos	Vice President and Tax Officer
Valerie J. Vetters	Vice President and Tax Officer
Preston L. Schnoor (2)	Vice President, Product Filing

Names, Positions and Offices Held with the Insurance Company
Aimy T. Tran (2)	Vice President, Product Filing
Tyra G. Wheatley	Vice President, Product Filing
Michelle D. Campion	Vice President
Korey L. Dalton	Vice President
Jeffrey S. Flinn (4)	Vice President
Christopher J. Hobson (2)	Vice President
Jennifer N. Miller	Vice President
Marjorie D. Brothers (3)	Assistant Secretary
Rosemary Foster (3)	Assistant Secretary
Virginia N. Puzon (2)	Assistant Secretary
Angela G. Bates (5)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Grace D. Harvey	Illustration Actuary
Kenneth R. Kiefer (9)	Head of Structured Settlements
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (8)	Head of U.S. Pension Risk Transfer
Aileen V. Apuy	Manager, State Filings
Connie C. Merer (1)	Assistant Manager, State Filings
Melissa H. Cozart (3)	Privacy Officer
Thomas Bartolomeo	Chief Information Security Officer

(1)
10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(2)
21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367
(3)
2919 Allen Parkway, Houston, Texas 77019
(4)
2929 Allen Parkway, America Tower, Houston, TX 77019
(5)
28 Liberty Street, Floor 45th, New York, NY 10005-1400
(6)
3211 Shannon Road, Durham, NC 27707
(7)
50 Danbury Road, Wilton, CT 06897
(8)
30 Hudson Street, Jersey City, NJ 07302
(9)
1050 N. Western Street, Amarillo, TX 79106
Item 29.  Persons Controlled By or Under Common Control with Insurance Company
American General Life Insurance Company is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc.’s (“AIG”) share ownership of Corebridge, the publicly-traded parent company of AGL, and the rights granted to AIG by Corebridge as part of a separation agreement AIG and Corebridge, provide AIG with control over Corebridge’s corporate and business activities. An organizational chart for AIG can be found as Exhibit 21 in AIG’s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-24-000023, filed on February 14, 2024. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
To the full extent authorized by law, AGL shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer or serves or served in any capacity in any other corporation at the request of AGL. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, AGL has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by AGL of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, AGL will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriter
(a)  Corebridge Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A

(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
Christina Nasta	Director, Chairman and President
John P. Byrne III (2)	Director
Eric Taylor	Director
Frank Curran	Vice President, Chief Financial Officer, Chief Operating Officer, Treasurer and Controller
Daniel R. Cricks(1)	Vice President and Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Michael Fortey(2)	Chief Compliance Officer
John T. Genoy	Vice President
Mallary L. Reznik(3)	Vice President
Margaret Chih	Tax Officer
Valerie Vetters	Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon(3)	Assistant Secretary

*
Unless otherwise indicated, the principal business address of Corebridge Capital Services, Inc. and of each of the above individuals is 30 Hudson Street, 16th Floor, Jersey City, NJ 07302.
(1) Principal business address 2727-A Allen Parkway, 3-D1, Houston, TX 77019
(2) Principal business address 2919 Allen Parkway, Houston, TX 77019
(3) Principal business address 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997
(c)  Corebridge Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 31a.  Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment
This contract was not offered before 2024.
Item 32.  Location of Accounts and Records
Not Applicable.
Item 33.  Management Services
Not Applicable.

Item 34.  Undertaking
The Registrant hereby undertakes:
1
To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and
2
That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant, American General Life Insurance Company, has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on this 13th day of December, 2024.
BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
(Insurance Company)
BY: * CHRISTOPHER B. SMITH

  CHRISTOPHER B. SMITH
  DIRECTOR, CHARIMAN OF THE BOARD AND PRESIDENT
Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*CHRISTOPHER B. SMITH CHRISTOPHER B. SMITH	Director, Chairman of the Board and President (Principal Executive Officer)	December 13, 2024

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President, and Chief Financial Officer (Principal Financial Officer) (Principal Accounting Officer)	December 13, 2024

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	December 13, 2024

*TIMOTHY M. HESLIN TIMOTHY M. HESLIN	Director	December 13, 2024

*LISA M. LONGINO LISA M. LONGINO	Director	December 13, 2024

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	December 13, 2024

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	December 13, 2024

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		December 13, 2024